STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss)	$ (1,174,015)	$ (153,026)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	$ 24,756	$ 32,706
Common stock issued for Settlement of Board Member Compensation	80,000
Depreciation	$ 25,331	$ 31,668
Loss (gain) on brokerage account	(34,022)	0
Loss on investment	17,000	0
Loss on AP settlement	543,987	0
Amortization of beneficial conversion feature	8,370	38,920
Gain on conversions	0	(1,349)
Changes in operating assets and liabilities
Cash transfer	23,435	0
Deferred revenue - related party	(5,667)	(50,000)
Accounts payable and accrued expenses - related party	363,585	28,961
Accounts payable and accrued expenses	54,283	4,445
Net cash (used in) operating activities	(72,957)	(67,675)
Cash flows from investing activities
Cash paid for purchase of fixed assets	(4,597)	0
Cash paid to brokerage account	(170,000)	0
Net cash (used in) investing activities	(174,597)	0
Cash flows from financing activities
Payments on convertible notes payable, related party	(14,122)	(3,011)
Borrowings from convertible notes payable, related party	33,675	0
Proceeds from Sale of Stock	246,500	65,000
Proceeds from EIDL loan	4,000	0
Principal payments on debt	(23,959)	(6,611)
Warrant Subscriptions	510	0
Shares subscribed for cash	3,000	0
Net cash provided by financing activities	249,604	55,378
Net increase (decrease) in cash	2,050	(12,297)
Cash, beginning of period	997	13,294
Cash, end of period	3,047	997
SUPPLEMENTAL DISCLOSURE:
Interest paid	0	0
Income taxes paid	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Forgiveness of AP by CEO	7,200	0
Forgiveness of Interest - Related Party	0	9,282
Purchase of fixed assets through finance lease	7,357	9,985
Debt converted to common stock	18,492	8,531
Convertible debt for payment of AP	17,633	0
RP-AP Converted into common stock - Third Party	64,024	48,154
AP Converted into common stock - Third Party	37,000	0
Shares issued for stock payable	43,764	0
Stock for related party deferred revenue	17,000	0
Stock issued for prepayment of interest on debt - related party	$ 23,175	$ 0